                       Montgomery Institutional Series:
                          Emerging Markets Portfolio

                              Semi-Annual Report
                               December 31, 1997





                               Invest wisely.(R)
                          Montgomery Asset Management

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights
December 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

            TOP FIVE COUNTRIES
  (AS A PERCENTAGE OF TOTAL NET ASSETS):

Brazil............................ 21.2%
Mexico............................ 12.9
Russia............................ 10.9
India.............................  7.3
Turkey............................  5.6

            TOP TEN INDUSTRIES
  (AS A PERCENTAGE OF TOTAL NET ASSETS):

Oil............................... 14.0%
Telephone Networks................ 13.1
Electric Utilities................  7.8
Holding...........................  6.9
Banks.............................  5.6
Telephone/Long Distance...........  5.0
Retail Trade......................  4.0
Conglomerates.....................  3.4
Telephone/Regional-Local..........  3.4
Food and Beverage.................  3.2

             TOP TEN HOLDINGS
  (AS A PERCENTAGE OF TOTAL NET ASSETS):

Telefonos de Mexico S.A., ADR.....  3.8%
Tatneft, Sponsored ADS............  3.7
Compania Anonima Nacional
     Telefonos de Venezuela, ADR..  3.6
Telec Brasileiras-Telebras ON.....  3.5
Petroleo Brasileiro...............  2.8
Alfa S.A. de C.V..................  2.3
Telebras..........................  2.0
Banco Bradesco....................  1.7
Yapi ve Kredi Bankasi A.S.........  1.6
Telebras, ADR.....................  1.5


Portfolio Management
---------------------------------------------------
Josephine S.  Jimenez, CFA
 ....................  Senior Portfolio Manager
Bryan L. Sudweeks, Ph.D., CFA
 ....................  Senior Portfolio Manager
Angeline Ee..........  Portfolio Manager
Frank Chiang.........  Portfolio Manager
Jesus Duarte.........  Portfolio Manager

Fund Performance
---------------------------------------------------
   Average annual total returns for the period
                  ended 12/31/97
---------------------------------------------------

       MONTGOMERY INSTITUTIONAL SERIES:
         EMERGING MARKETS PORTFOLIO

Since inception 12/17/93........  -1.30%
1 year..........................  -1.96%
3 years.........................   0.97%

     IFC GLOBAL COMPOSITE INDEX/1/

Since (1/1/94)..................  -5.27%
1 year.......................... -14.42%
3 years.........................  -6.80%
---------------------------------------------------

Past performance is not guarantee of future results.
Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/1/ The IFC Global Composite Index is comprised of more than 1,900 individual stocks from 32 developing countries in Asia, Latin America, Middle East, Africa and Europe.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights
December 31, 1997 (Unaudited)

COMMON STOCKS-78.8%                                                                                   VALUE
        SHARES                                                                                       (NOTE 1)
                        ARGENTINA-2.4%
        377,160         Cresud S.A.+ (Real Estate)                                              $       754,463
        173,137         Inversiones y Representaciones (Real Estate)                                    644,192
          6,590         Inversiones y Representaciones, GDR (Euro) (Real Estate)                        247,949
        313,590         Siderar S.A. (Steel)                                                          1,333,011
         30,100         Telefonica de Argentina, Sponsored ADR (Telephone/Networks)                   1,121,225
         60,700         Y.P.F. Sociedad Anonima, ADS (Oil)                                            2,075,181
                                                                                               -----------------
                                                                                                      6,176,021
                                                                                               -----------------
                        BANGLADESH-0.1%
         17,400         Apex Tannery (Apparel and Textiles)                                             158,545
                                                                                               -----------------
                        BRAZIL-6.9%
      6,154,000         Cia Saneamento Basico Estado (Water Utilities)                                1,461,234
     10,200,000         Electrobras (Electric Utilities)                                                507,235
         13,300         Electrobras, GDS*** (Electric Utilities)                                      1,449,700
        136,000         Souza Cruz S.A. (Tobacco)                                                     1,096,725
         32,670         Telebras, ADR (Telephone/Networks)                                            3,804,013
     88,220,000         Telec Brasileiras-Telebras ON (Telephone/Networks)                            8,971,793
      1,293,081         Telec de Ceara S.A.**+ (Telecommunications Equipment)                           521,380
        170,996         Telec de Sao Paulo S.A.+ (Telephone/Regional-Local)                              38,915
                                                                                               -----------------
                                                                                                     17,850,995
                                                                                               -----------------
                        CHILE-1.3%
         50,900         Empresa Nacional Electricidad S.A., ADR (Electric Utilities)                    900,294
         35,700         Linea Aerea Nacional Chile S.A.+ (Airlines)                                     486,413
         24,534         Sociedad Quimica y Minera de Chile (Chemicals)                                1,079,496
         85,500         Supermercados Unimarc S.A., ADR+ (Retail Trade)                               1,052,719
                                                                                               -----------------
                                                                                                      3,518,922
                                                                                               -----------------
                        CHINA/HONG KONG-4.7%
      2,870,000         Anhui Conch Cement Company, Ltd.+ (Cement)                                      500,000
         86,000         Cheung Kong Holdings (Real Estate)                                              563,234
        397,000         China Light and Power Company (Electric Utilities)                            2,202,994
        190,000         China National Aviation Corporation+ (Airlines)                                  40,212
        602,000         China Resources Enterprises Ltd. (Holding)                                    1,343,993
         43,400         China Telecom ADR+ (Telecommunications/Wireless)                              1,456,613
        278,000         Citic Pacific Ltd. (Holding)                                                  1,104,968
         67,600         HSBC Holdings (Banks)                                                         1,666,228
        229,000         Hutchison Whampoa Ltd. (Conglomerates)                                        1,436,237
        399,000         New World Development Company Ltd. (Holding)                                  1,379,946
        160,000         Shanghai Industrial Holdings Ltd. (Conglomerates)                               594,657
                                                                                               -----------------
                                                                                                     12,289,082
                                                                                               -----------------

2                           THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights (continued)
December 31, 1997 (Unaudited)

COMMON STOCKS-CONTINUED                                                                               VALUE
        SHARES                                                                                       (NOTE 1)
                        COLOMBIA-1.2%
        246,000         Almacenes Exito S.A.(Retail Trade)                                    $         815,795
        225,400         Bavaria (Food and Beverage)                                                   2,311,973
                                                                                               -----------------
                                                                                                      3,127,768
                                                                                               -----------------
                        CZECH REPUBLIC-2.4%
         35,850         Komercni Banka, ADR (Banks)                                                     439,163
        102,000         Komercni Banka, GDR *** (Banks)                                               1,249,500
         37,940         Komercni Banka I.F.+ (Mutual Funds)                                             751,428
         88,993         PIF+ (Mutual Funds)                                                           1,075,553
        186,700         The Czech Value Fund+ (Mutual Funds)                                          1,166,875
        300,059         Vseobecny I.F.+ (Mutual Funds)                                                  739,173
        163,025         Vynosovy I.F.+ (Mutual Funds)                                                   880,503
                                                                                               -----------------
                                                                                                      6,302,195
                                                                                               -----------------
                        EGYPT-2.9%
          2,500         Al-Ahram Beverages Company, GDR (Food and Beverage)                              70,625
         67,400         Al-Ahram Beverages Company, GDR*** (Food and Beverage)                        1,904,050
         12,775         Al-Ahram Pyramid Beverages Company (Food and Beverage)                          728,391
         96,028         Amreya Cement (Cement)                                                        2,243,711
        130,000         Paints and Chemical Industries Company*** (Paint)                             1,365,000
         57,200         Tora Cement** (Cement)                                                        1,311,103
                                                                                               -----------------
                                                                                                      7,622,880
                                                                                               -----------------
                        GREECE-0.1%
         19,000         Hellenic Telecommunication Organization S.A. (Telephone/Networks)               389,572
                                                                                               -----------------
                        HUNGARY-1.2%
         60,500         Borsodchem Rt.+ (Chemicals)                                                   2,180,127
          4,000         Zalakeramia Rt.+ (Building Materials)                                           185,659
         74,500         Zalakeramia Rt., GDR***+ (Building Materials)                                   690,987
                                                                                               -----------------
                                                                                                      3,056,773
                                                                                               -----------------
                        INDIA-7.3%
        185,325         Bajaj Auto, Ltd.** (Auto/Auto Parts)                                          2,860,245
        200,000         Bharat Petroleum Corporation Ltd. (Oil)                                       2,123,724
        225,250         Carrier Aircon, Ltd. (Home Appliance)                                         1,244,046
         49,800         Castrol (India) Ltd.** (Chemicals)                                              946,454
            600         HDFC Bank, Ltd. (Banks)                                                           1,194
            400         Hindustan Lever Ltd.** (Retail Trade)                                            14,117
        125,000         Hindustan Petroleum Corporation Ltd.** (Oil)                                  1,544,962
         14,575         Housing Development and Finance Corporation** (Banks)                         1,144,249
         69,206         Indian Hotels Company, Ltd. (Lodging)                                         1,099,881
         20,700         Indian Hotels, GDS (Euro) (Lodging)                                             389,419
         13,600         Indian Hotels, GDS*** (Lodging)                                                 255,850
            200         Industrial Credit and Investment Corporation (Banks)                                390
        154,000         ITC Ltd.**+ (Holding)                                                         2,429,821

                           THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.                3

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights (continued)
December 31, 1997 (Unaudited)

COMMON STOCKS-CONTINUED                                                                               VALUE
        SHARES                                                                                       (NOTE 1)
                        INDIA-CONTINUED
         50,000         Kirloskar Cummins Ltd.**+ (Auto/Auto Parts)                            $        605,867
          4,120         Madras Cement Ltd.** (Cement)                                                   480,842
        561,500         Mahanagar Telephone Nigam, Ltd.**+ (Telephone/Regional-Local)                 3,695,587
          2,248         Oil and Natural Gas Corporation Ltd.** (Oil)                                     16,344
            300         State Bank of India** (Banks)                                                     1,860
             83         Tata Engineering & Locomotive Company, Ltd.** (Auto/Auto Parts)                     627
                                                                                               -----------------
                                                                                                     18,855,479
                                                                                               -----------------
                        INDONESIA-0.1%
          9,100         Gulf Indonesia Resources Ltd.+ (Oil)                                            200,200
                                                                                               -----------------
                        ISRAEL-1.8%
        660,000         Bank Leumi Le-Israel (Banks)                                                  1,108,648
        687,410         Supersol Ltd. (Retail Trade)                                                  1,949,755
         28,520         Teva Pharmaceuticals (Pharmacy/Drugs)                                         1,353,333
          3,500         Teva Pharmaceuticals, ADR (Pharmacy/Drugs)                                      165,594
                                                                                               -----------------
                                                                                                      4,577,330
                                                                                               -----------------
                        KAZAKHSTAN-0.3%
         54,860         Central Asia Growth Fund+ (Mutual Funds)                                        521,170
         12,600         Kazkommerts Bank+ (Banks)                                                       264,600
                                                                                               -----------------
                                                                                                        785,770
                                                                                               -----------------
                        KOREA-0.0%#
             31         Samsung Electronics, Ltd.,New, GDR*** + (Electronics)                               502
                                                                                               -----------------
                        MALAYSIA-0.1%
        473,000         IJM Corporation Berhad (Heavy Construction)                                     156,876
                                                                                               -----------------
                        MEXICO-12.9%
        189,000         Acer Computer Latino America S.A. de C.V.+ (Computers and Office Equipment)     562,047
        899,686         Alfa S.A. de C.V. (Conglomerates)                                             6,053,274
         60,700         Cifra S.A. de C.V., ADR+ (Retail Trade)                                       1,456,800
        167,000         Corpacion Interamericana Entertainment S.A., Series B+ (Entertainment)        1,295,359
         98,100         Empresas ICA Sociedad Controladora S.A. de C.V., ADR (Heavy Construction)     1,612,519
        131,000         Empresas La Moderna S.A. de C.V., Class A+ (Tobacco)                            699,597
      1,485,000         Grupo Financiero Banorte S.A. de C.V., Class B+ (Holding)                     2,594,449
         47,000         Grupo Industrial Maseca S.A. de C.V. (Food and Beverage)                        728,500
        902,000         Grupo Industrial Maseca S.A. de C.V., Class B (Food and Beverage)               932,121
         86,100         Grupo Radio Central S.A. de C.V., ADR (Broadcasting/Advertising)              1,226,925
        280,000         Kimberly Clark de Mexico, Class A (Pulp and Paper)                            1,335,729
        280,000         San Luis Corporacion S.A. de C.V. (Metals and Mining)                         2,300,229
        178,000         Telefonos de Mexico S.A., ADR (Telephone/Long Distance)                       9,979,125
        970,000         Telefonos de Mexico S.A., Series L (Telephone/Long Distance)                  2,728,332
                                                                                               -----------------
                                                                                                     33,505,006
                                                                                               -----------------

4                           THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights (continued)
December 31, 1997 (Unaudited)

COMMON STOCKS-CONTINUED                                                                               VALUE
        SHARES                                                                                       (NOTE 1)
                        MOROCCO-0.0%#
              2         Banque Marocaine du Commerce Exterieur, GDR*** (Banks)                   $           41
                                                                                               -----------------
                        PAKISTAN-1.1%
          2,226         Adamjee Insurance Company (Insurance)                                             4,378
        898,200         Fauji Fertilizer Company Ltd.** (Agricultural Commodities)                    1,719,614
          6,255         Nishat Textile Mills+ (Apparel and Textiles)                                      2,075
        141,965         Pakistan State Oil** (Oil)                                                    1,208,149
                                                                                               -----------------
                                                                                                      2,934,216
                                                                                               -----------------

                        PERU-0.9%
        463,060         Ferreyros Enrique S.A. (Holding)                                                489,399
         17,732         Ferreyros Enrique S.A. ADS*** (Metals and Mining)                               420,027
        207,182         Telefonica del Peru S.A., Class B (Telephone/Networks)                          463,023
         37,525         Telefonica del Peru S.A., Series B, ADR (Telephone/Networks)                    872,456
                                                                                               -----------------
                                                                                                      2,244,905
                                                                                               -----------------
                        PHILIPPINES-0.5%
      2,288,000         Belle Corporation+ (Real Estate)                                                 88,130
        871,700         International Container Terminal Services, Inc.+ (Shipping)                     107,617
        649,000         Ionics Circuit, Inc.+ (Electronics)                                             264,407
      1,241,240         Music Semiconductors Corporation+ (Semiconductor)                               444,395
      2,108,000         PCI Leasing and Finance, Inc.+ (Diversified Financial Services)                  41,639
         10,144         Philippine Long Distance Telephone, ADR (Telephone/Long Distance)               228,235
                                                                                               -----------------
                                                                                                      1,174,423
                                                                                               -----------------
                        POLAND-0.3%
         10,000         NIF Privatization+ (Mutual Funds)                                               354,610
         35,000         Prokom ADR+ (Software Systems)                                                  392,875
                                                                                               -----------------
                                                                                                        747,485
                                                                                               -----------------
                        PORTUGAL-2.9%
         39,000         Brisa-Auto Estradas+ (Transportation)                                         1,397,050
          2,655         Capital Portugal Fund+ (Mutual Funds)                                           438,152
         36,000         Cia de Segros Tranquilidade (Insurance)                                         864,548
        110,900         Cimpor-Cimentos de Portugal (Building Materials)                              2,906,719
         10,000         Lusomundo-SGPS, SA+ (Entertainment)                                              92,366
         47,180         Sonae Investimentos (Retail Trade)                                            1,908,220
                                                                                               -----------------
                                                                                                      7,607,055
                                                                                               -----------------
                        ROMANIA-0.1%
         46,653         Romania Growth Fund PLC+ (Mutual Funds)                                         314,908
                                                                                               -----------------
                        RUSSIA-10.3%
      1,350,000         Bashkirenergo+ (Electric Utilities)                                             729,000
          9,152         Global Telesystems Group, Inc.**+ (Telephone/Networks)                          179,118
             80         Irkutskenegro, RDC***+ (Electric Utilities)                                   3,152,000
         26,500         Krasny Oktyabr+ (Food and Beverage)                                             367,688

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.               5

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights (continued)
December 31, 1997 (Unaudited)

COMMON STOCKS-CONTINUED                                                                               VALUE
        SHARES                                                                                       (NOTE 1)
                        RUSSIA-CONTINUED
         16,700         LukOil Company, ADR (Oil)                                               $     1,538,487
             23         LukOil Company, RDC*** (Oil)                                                  2,645,575
            146         Russian Telecom Basket GEC 144A***+ (Telephone/Regional-Local)                1,315,005
          7,800         Samarasvyazinform+ (Telephone/Local)                                            608,400
        347,000         Surgutneftegaz, ADR (Oil)                                                     3,535,930
         16,500         Tatneft, ADR+ (Oil)                                                           2,351,250
         67,000         Tatneft, Sponsored ADR*** (Oil)                                               9,547,500
         78,300         Uralmas Zavody+ (Holding)                                                       724,275
                                                                                               -----------------
                                                                                                     26,694,228
                                                                                               -----------------
                        SOUTH AFRICA-3.8%
        170,000         Barlow, Ltd. (Building Materials)                                             1,442,721
      4,406,900         Consolidated African Mining Company+ (Holding)                                1,267,782
        122,000         De Beers Centenary AG (Holding)                                               2,481,866
      1,700,000         Highstone Property Fund (Real Estate)                                           523,991
        233,816         JCI Ltd. (Diversified Financial Services)                                     1,045,001
        468,278         Lonrho (Conglomerates)                                                          712,064
          9,000         Pepsi International Bottlers**+ (Food and Beverage)                             783,000
        100,811         Sasol, Ltd. (Oil)                                                             1,056,480
      1,830,000         South Africa Iron and Steel Industrial Corporation (Steel)                      541,498
                                                                                               -----------------
                                                                                                      9,854,403
                                                                                               -----------------
                        TAIWAN-2.6%
        245,400         ASE+ (Semiconductor)                                                            861,251
        549,000         China Development Corporation+ (Diversified Financial Services)               1,564,966
        406,400         Delta Electronic Industrial (Electrical Equipment)                            1,619,372
        431,740         Taiwan Semiconductor Company+ (Semiconductor)                                 1,482,142
        250,080         Yageo Corporation+ (Electronics)                                                567,231
         50,000         Yageo Corporation, GDR+ (Electronics)                                           568,750
                                                                                               -----------------
                                                                                                      6,663,712
                                                                                               -----------------
                        THAILAND-0.3%
        209,200         Central Pattana Public Company, Ltd. (F) (Real Estate)                          109,810
        213,400         Hemaraj Land and Development Public Company Ltd. (F)**+ (Real Estate)           220,601
        104,900         Pizza Public Company Ltd. (F) (Food and Beverage)                               191,034
        188,700         Regional Container Lines (F)** (Shipping)                                       153,628
        186,700         Tipco Asphalt Public Company Ltd. (F)+ (Heavy Construction)                     148,000
                                                                                               -----------------
                                                                                                        823,073
                                                                                               -----------------
                        TURKEY-5.6%
     16,924,000         Akcansa Cimento A.S. (Cement)                                                 2,368,135
      9,665,661         Koc Holdings (Holding)                                                        2,261,928
      2,764,000         Migros Turk T.A.S. (Retail Trade)                                             2,500,603
     47,105,000         Turk Sise ve Cam+ (Glass)                                                     3,466,110
    106,014,745         Yapi ve Kredi Bankasi A.S. (Banks)                                            4,041,093
                                                                                               -----------------
                                                                                                     14,637,869
                                                                                               -----------------

6                           THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights (continued)
December 31, 1997 (Unaudited)

COMMON STOCKS-CONTINUED                                                                               VALUE
        SHARES                                                                                       (NOTE 1)
                        UKRAINE-0.1%
        232,000         Ukraine Enterprise Corporation+ (Mutual Funds)                        $         304,398
                                                                                               -----------------
                        VENEZUELA-4.6%
        225,900         Compania Anonima Nacional Telefonos de Venezuela, ADR
                                (Telephone/Networks)                                                  9,403,088
      2,222,424         Electricidad de Caracas (Electric Utilities)                                  2,666,204
                                                                                               -----------------
                                                                                                     12,069,292
                                                                                               -----------------
                        VIETNAM-0.0%#
          7,000         The Vietnam Frontier Fund+ (Mutual Funds)                                        43,750
                                                                                               -----------------
                        TOTAL COMMON STOCKS (COST $190,754,505)                                     204,687,674
                                                                                               -----------------

PREFERRED STOCKS-15.2%

                        BRAZIL-14.3%
    461,036,110         Banco Bradesco (Banks)                                                        4,544,059
     23,995,000         CESP-Cia Energetica de Sao Paulo (Electric Utilities)                         1,440,495
     68,200,000         Cia Energetica de Minas Gerais (Electric Utilities)                           2,963,145
     88,402,000         Cia Paranaense de Energi (Electric Utilities)                                 1,200,027
      1,399,400         Cia Rio Grandense de Telecomunicacoes+ (Telephone/Networks)                   1,724,094
     61,700,000         Electrobras, "B" (Electric Utilities)                                         3,151,203
      2,497,000         Itausa Investimentos Itau (Holding)                                           1,946,499
          9,400         Kepler Weber S.A. **+ (Machinery and Tools)                                      38,238
     19,940,000         Lojas Renner S.A. (Retail Trade)                                                625,330
     84,287,000         Odebrecht S.A. (Heavy Construction)                                             566,419
     31,060,286         Petroleo Brasileiro (Oil)                                                     7,263,774
     46,553,872         Telebras (Telephone/Networks)                                                 5,310,074
     13,792,475         Telec de Minas Gerais S.A. (Telephone/Regional-Local)                         1,742,520
      7,347,860         Telec de Sao Paulo S.A. (Telephone/Regional-Local)                            1,955,325
     18,075,401         Telec do Rio Janeiro S.A. (Telephone/Networks)                                1,878,721
        142,956         Vale do Rio Doce, "B"+ (Metals and Mining)                                            0
      1,144,000         Weg S.A. (Furniture)                                                            697,030
                                                                                               -----------------
                                                                                                     37,046,953
                                                                                               -----------------
                        GREECE-0.1%
         34,000         Delta Dairy S.A.+ (Food and Beverage)                                           305,443
                                                                                               -----------------
                        PORTUGAL-0.2%
         67,000         Lusomundo-SGPS+ (Entertainment)                                                 613,393
                                                                                               -----------------
                        RUSSIA-0.6%
         16,000         LukOil Company, ADR (Oil)                                                       516,000
        272,770         Orenburgneftegaz+ (Oil)                                                         722,840
          6,000         Samarasvyazinform+ (Telephone/Local)                                            300,000
                                                                                               -----------------
                                                                                                      1,538,840
                                                                                               -----------------
                        TOTAL PREFERRED STOCKS (COST $29,094,680)                                    39,504,629
                                                                                               -----------------

                           THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.                7

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights (continued)
December 31, 1997 (Unaudited)

CONVERTIBLE BONDS-0.2% (COST $697,247)                                                             VALUE
        PRINCIPAL AMOUNT                                                                          (NOTE 1)
                       THAILAND-0.2%
       $691,000        Central Pattana Public Company, Ltd., 2.750% due 04/10/01***
                                (Real Estate)                                                 $         380,050
                                                                                               -----------------
RIGHTS-0.0%# (COST $47,812)
        SHARES

                        BRAZIL-0.0%#
     19,711,677         Banco Bradesco, Expires 02/06/98+ (Banks)                                        70,648
        136,000         Souza Cruz S.A., Expires 01/29/98+ (Tobacco)                                      1,072
                                                                                               -----------------
                                                                                                         71,720
                                                                                               -----------------
WARRANTS-0.0%# (COST $44,214)

                        CZECH REPUBLIC-0.0%#
         21,000         The Czech Value Fund, Expires 09/13/98+ (Mutual Funds)                            5,355
                                                                                               -----------------
                        TOTAL SECURITIES (COST $220,638,458)                                        244,649,428
                                                                                               -----------------

REPURCHASE AGREEMENTS-5.0%
  PRINCIPAL AMOUNT
     $6,542,500         Agreement with Bear Stearns, Tri-Party, 6.850% dated 12/31/97, to be repurchased at $6,544,990, on 01/02/98, collateralized by $6,815,003 market value of U.S. government securities, having various
                        maturities and various interest rates                                         6,542,500
      6,542,500         Agreement with Nomura Securities, Tri-Party, 6.900% dated 12/31/97, to be repurchased at $6,545,008, on 01/02/98, collateralized by
                        $6,673,350 market value of U.S. government securities, having
                        various maturities and various interest rates                                 6,542,500
                                                                                               -----------------

                        TOTAL REPURCHASE AGREEMENTS (COST $13,085,000)                               13,085,000
                                                                                               -----------------

TOTAL INVESTMENTS (COST $233,723,458*)                                               99.2%          257,734,428
                                                                                     -----     -----------------
OTHER ASSETS AND LIABILITIES (NET)                                                    0.8             2,012,837
                                                                                     =====     =================

NET ASSETS                                                                          100.0%       $  259,747,265
-------------------------
*       Aggregate cost for federal tax purposes.
**      Illiquid security or special situation security (see Note 5 to Financial Statements)
***     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#       Amount represents less than 0.1%.
+       Non-income-producing security.
ABBREVATIONS:
ADR     American Depositary Receipt
ADS     American Depositary Share
Euro    Trades Through Euroclear
(F)     Foreign or Alien Shares
GDR     Global Depositary Receipt
GDS     Global Depositary Share
GEC     Global Equity Certificate
RDC     Russian Depository Certificate

8                           THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Statement of Assets and Liabilities
December 31, 1997 (Unaudited)

ASSETS:
Investment in securities, at value (Identified cost $233,723,458) (Note 1)
        Securities.........................................................             $       244,649,428
        Repurchase agreements..............................................                      13,085,000
                                                                                        -------------------
        Total investments..................................................                     257,734,428
Foreign currency (Cost $2,617,707).........................................                       2,476,543
Receivables:
        Investment securities sold.........................................                       1,861,862
        Dividends..........................................................                         789,689
        Interest...........................................................                          16,230
Other Assets:
        Organization costs (Note 1)........................................                           7,561
                                                                                        -------------------
Total Assets...............................................................                     262,886,313

LIABILITIES:
Forward foreign currency exchange contracts:
        Net unrealized depreciation of forward foreign currency
             contracts (Note 3)............................................  $       1,810
Payables:
        Investment securities purchased....................................      2,853,485
        Due to custodian...................................................        125,406
        Custodian fees.....................................................         93,467
        Management fee (Note 2)............................................         16,977
        Interest expense on equity swap agreements (Note 1)................          9,169
        Administration fee (Note 2)........................................          2,994
        Trustees' fees and expenses (Note 2)...............................          1,550
        Transfer agency and servicing fees.................................            663
        Accrued liabilities and expenses...................................         33,527
Total Liabilities..........................................................                       3,139,048
                                                                                        -------------------
NET ASSETS.................................................................               $     259,747,265
                                                                                        ===================
NET ASSETS consist of:
        Distributions in excess of net investment income...................               $      (1,180,176)
        Accumulated net realized loss on securities sold, forward
             foreign currency exchange contracts and foreign
             currency transactions.........................................                     (24,049,756)
        Net unrealized appreciation of investments, forward
             foreign currency exchange contracts, foreign currency
             transactions and net other assets.............................                      23,780,573
        Shares of beneficial interest......................................                          56,390
        Additional paid-in capital.........................................                     261,140,234
                                                                                        -------------------
NET ASSETS.................................................................               $     259,747,265
                                                                                        ===================
Net Asset Value, per share outstanding*....................................               $           46.06
                                                                                        ===================
Maximum offering price per share (Note 4) ($46.060.9925) (based on maximum investment expense reimbursement fee of
             0.75% of the offering price)..................................               $           46.41
                                                                                        ===================
Number of Fund shares outstanding..........................................                       5,638,986
                                                                                        ===================
------------------------
* Redemption price per share is equal to Net Asset Value less any applicable investment expense reimbursement fee (Note 4)

                           THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.               9


Montgomery Institutional Series: Emerging Markets Portfolio
Statement of Operations
For the Six Months Ended December 31, 1997 (Unaudited)

NET INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $126,573).........                         $       2,441,831
Interest.........................................................                                   257,820
                                                                                        -------------------
Total Income.....................................................                                 2,699,651

EXPENSES:
Management fee (Note 2)..........................................         $    2,364,151
Custodian fees...................................................                308,954
Legal and audit fees.............................................                 45,236
Administration fee (Note 2)......................................                 20,905
Transfer agency and servicing fees...............................                  1,485
Trustees' fees and expenses (Note 2).............................                  3,052
Amortization of organization costs (Note 1)......................                  4,171
Other............................................................                 72,649
                                                                     -------------------
Total Expenses...................................................                                 2,820,603
Fees deferred by Manager (Note 2)................................                                  (954,109)
                                                                                        -------------------
NET EXPENSES.....................................................                                 1,866,494
                                                                                        -------------------
NET INVESTMENT INCOME............................................                         $         833,157
                                                                                        -------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
        Securities transactions and interest equity swaps........                               (22,501,859)
        Forward foreign currency exchange contracts..............                                  (170,528)
        Foreign currency transactions............................                                (1,353,109)
                                                                                        -------------------
Net realized loss on investments during the period...............                               (24,025,496)
                                                                                        -------------------
Net change in unrealized appreciation/(depreciation) of:
        Securities...............................................                               (40,354,513)
        Forward foreign currency exchange contracts..............                                     1,948
        Foreign currency and net other assets....................                                  (146,706)
                                                                                        -------------------
Net unrealized depreciation of investments during the period.....                               (40,499,271)
                                                                                        -------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS..................                               (64,524,767)
                                                                                        -------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.............                         $     (63,691,610)
                                                                                         ===================

10                         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


Montgomery Institutional Series: Emerging Markets Portfolio
Statement of Changes in Net Assets

                                                                                 Six Months Ended
                                                                                     12/31/97             Year Ended
                                                                                    (Unaudited)            06/30/97
                                                                                -------------------    -----------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income...........................................................  $      833,157        $     2,456,315
Net realized gain/(loss) on securities transactions, forward foreign currency exchange contracts and foreign currency
        transactions during the period..........................................     (24,025,496)            14,926,319
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, foreign currency and
        net other assets during the period......................................     (40,499,271)            39,479,077
                                                                                  --------------        ---------------
Net increase/(decrease) in net assets resulting from operations.................     (63,691,610)            56,861,711
Distributions to shareholders from net investment income........................      (3,559,500)            (2,730,875)
Distributions to shareholders from net realized gains on investments............        (855,371)                     -
Net increase/(decrease) from beneficial interest transactions (Note 4)..........      (6,326,951)             9,171,901
                                                                                  --------------        ---------------
Net increase/(decrease) in net assets...........................................     (74,433,432)            63,302,737

NET ASSETS:
Beginning of period.............................................................     334,180,697            270,877,960
                                                                                  --------------        ---------------
End of period (including (distributions in excess of net
investment income)/undistributed net investment income
of ($1,180,176) and $1,620,507, respectively)................................... $   259,747,265       $    334,180,697
                                                                                  ==============        ===============


Financial Highlights
Selected Per Share Data for the Year or Period Ended:

                                                        Six Months Ended
                                                             12/31/97
                                                           (Unaudited)     06/30/97      06/30/96     06/30/95++     06/30/94*
                                                           -----------    ----------    ----------    ----------    -----------
Net asset value-beginning of period                         $   58.52     $   49.09     $   44.61     $   43.71     $    50.00
                                                           -----------    ----------    ----------    ----------    ----------
Net investment income                                            0.16          0.43          0.50          0.13           0.09
Net realized and unrealized gain/(loss) on investments         (11.85)         9.46          3.93          0.67          (6.67)
                                                           -----------    ----------    ----------    ----------    -----------
Net increase/(decrease) in net assets resulting from
        investment operations                                  (11.69)         9.89          4.43          0.80          (6.58)
                                                           -----------    ----------    ----------    ----------    -----------
Effect of redemption expense reimbursement fee                   0.02          0.02          0.09          0.11           0.29
Distributions from net investment income                        (0.64)        (0.48)        (0.04)        (0.01)             -
Distributions from net realized gains on investments            (0.15)            -             -             -              -
                                                           -----------    ----------    ----------    ----------    -----------
Net asset value-end of period                               $   46.06     $   58.52     $   49.09     $   44.61     $    43.71
                                                           -----------    ----------    ----------    ----------    -----------
Total return **                                                (19.87)%       20.45%        10.14%         2.09%        (12.58)%
                                                           ===========    ==========    ==========    ===========   ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $ 259,747     $ 334,181     $ 270,878     $ 186,666     $  127,085
Ratio of net investment income to average net assets             0.56%+        0.86%         1.16%         0.29%          0.47%+
Ratio of net expenses to average net assets                      1.25%+        1.26%         1.29%         1.40%          1.40%
Portfolio turnover rate                                            41%           85%           88%          101%            33%
Average commission rate paid (a)                            $  0.0011     $  0.0009     $  0.0007           N/A            N/A
Net investment income/(loss) before deferral of fees
  by Manager                                                $   (0.02)    $    0.26     $    0.33     $   (0.05)    $     0.01
Ratio of expenses before deferral of fees by Manager             1.89%+        1.61%         1.70%         1.79%          1.81%+
-----------------------
*       The Montgomery Institutional Series: Emerging Markets Portfolio c ommenced operations on December 17, 1993.
**      Total return represents aggregate total return for the periods indicated.
+       Annualized.
++      Per share numbers have been calculated using the monthly average shares method, which more appropriately represent the per share data for the year since the use of the undistributed method did not accord with results of operations.
(a)     Average commission rate paid per share of securities purchased and sold by the Fund.

                           THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.               11


The Montgomery Funds II
Notes to Financial Statements (Unaudited)

        The Montgomery Funds II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company and was organized as a Delaware business trust on September 8, 1993 and commenced operations with the Montgomery Institutional Series: Emerging Markets Portfolio. As of December 31, 1997, the Trust had four publicly offered series, the Montgomery U.S. Asset Allocation Fund, the Montgomery Global Long-Short Fund, the Montgomery Emerging Markets Focus Fund and the Montgomery Institutional Series: Emerging Markets Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares were sold to Montgomery Asset Management, LLC (or its predecessor) and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public) Information presented in these financial statements pertains only to the Montgomery Institutional Series:
        Emerging Markets Portfolio (the Fund). The financial statements for the Montgomery U.S. Asset Allocation Fund have been presented under separate cover.

1.      SIGNIFICANT ACCOUNTING POLICIES:

        The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

        a.      PORTFOLIO VALUATION


                The Fund's securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and in the case of fixed income securities, the mean between the closing bid and asked price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith in accordance with methods which are authorized by the Trust's Board of Trustees.

                Portfolio securities which are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sales price on the respective exchanges or markets, except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market are valued at the mean between the last available bid and ask price prior to the time of valuation. The value of equity swap agreements will be the value of the underlying security. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates fair value.

        b.      REPURCHASE AGREEMENTS

                The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

The Montgomery Funds II
Notes to Financial Statements (Unaudited)
(continued)

        c.      FOREIGN CURRENCY

                Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

        d.      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

        e.      EQUITY SWAPS

                The Fund has entered into equity swap agreements in order to participate in foreign markets not currently accessible to the Fund. Pursuant to these agreements, The Fund pays a swap fee in cash, equal to a fixed percentage based on a notional amount equal to the Fund's acquisition cost for the underlying security. Additionally, the Fund will make semi-annual floating rate payments equal to the six month LIBOR and any capital depreciation on the underlying security to the swap counterparty. The swap counterparty will make semi-annual payments to the Fund equal to any capital appreciation and any dividends received on the underlying security. During the terms of the agreements, changes in the underlying value of the swaps are recorded as unrealized gains or losses. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. The Fund has segregated cash as a reserve for the payment of liabilities under the equity swap agreements.

        f.      DIVIDENDS AND DISTRIBUTIONS

                Dividends from net investment income of the Fund are declared and paid annually.

                Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

        g.      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

                Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

        h.      FEDERAL INCOME TAXES

                The Fund has elected and qualified and it is the intention of the Fund to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes.

The Montgomery Funds II
Notes to Financial Statements (Unaudited)
(continued)

        i.      ORGANIZATION COSTS

                Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from the commencement of operations.

        j.      EXPENSES

                Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among the Funds in the Trust based upon relative net assets.

2.      MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

        a. Montgomery Asset Management, LLC is the Fund's Manager (the Manager). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the Advisers Act). The Manager is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany.

                Pursuant to an investment management agreement (Investment Management Agreement), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) based upon the average daily net assets of the Fund, at an effective annual rate of 0.98% of average daily net assets before any deferral of fees for the six months ending December 31,1997. (the effective rate including the effect of current period fee deferral was 0.95% for the six months ending December 31, 1997.) The Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below the lesser of 1.25% of average daily net assets. Any reductions made for the Fund by the Manager in its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery. For the six months ending December 31, 1997, the Manager recouped fees of $906,841, which were deferred during prior fiscal years. These amounts have been included with current year management fees in the Statement of Operations and are part of the effective rate above.

                For the six months ended December 31, 1997, the Manager has deferred fees of $954,109.

                As of December 31, 1997, the deferred management fee subject to recoupment is $954,109.

        b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the Administrator) The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets. For the six months ended December 31, 1997, the Administrator has not waived any fees.

        c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, affiliated persons as defined in the 1940 Act. Each Trustee of the Montgomery Funds II who is not an affiliated person receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($5,000 of which was allocated to the Montgomery Funds II).

                DST Systems, Inc. serves as the Fund's transfer agent.

        d. For the six months ended December 31, 1997, the Fund's securities transactions generated commissions of $1,064,645, none of which was paid to Montgomery Securities (a former affiliate of the Manager).

3.      SECURITIES TRANSACTIONS:

        a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 1997, were $117,699,787 and $136,831,963, respectively.

        b. At December 31, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $45,123,966 and $21,112,996, respectively.

The Montgomery Funds II
Notes to Financial Statements (Unaudited)
(continued)

        c. The schedules of forward foreign currency exchange contracts at December 31, 1997 were as follows:

                                                                                                             NET UNREALIZED
                                                                             CONTRACT           VALUE        DEPRECIATION OF
                                                                            VALUE DATE         (NOTE 1)         CONTRACTS
                Forward Foreign Currency Exchange Contracts to Sell:
                        7,680,532       Philippine Peso                      01/02/98          $189,624            $1,744
                        179,164       Thai Baht                              01/05/98             3,838                66
                TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
                (CONTRACT COST $191,652)                                                       $193,462            $1,810

        d. Under an unsecured Revolving Credit Agreement with DeutscheBank (New York), the Fund, along with other funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 6, 1997, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. The Fund pays its pro-rata share of the 0.8% quarterly commitment fee of the unutilized credit line balance. For the six months ended December 31, 1997, there were no borrowings under this agreement.

4.      TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

        The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                                                SIX MONTHS ENDED
                                                                DECEMBER 31, 1997          YEAR ENDED JUNE 30, 1997
                                                        ---------------------------------------------------------------
                                                            SHARES           AMOUNT         SHARES          AMOUNT
                                                        ---------------------------------------------------------------
                Shares Sold                                 655,458      $ 38,682,701       258,831      $13,097,700
                Issued as reinvestment of dividends          73,789         3,279,907        44,511        2,074,201
                Shares redeemed                            (800,995)      (48,289,559)     (110,640)      (6,000,000)
                                                        -------------   --------------    ----------    -------------
                Net Increase/(Decrease)                     (71,748)    ($  6,326,951)      192,702      $ 9,171,901
                                                        =============   ==============    ==========    =============

        To the extent consistent with certain tax requirements, investment expense reimbursement fees and redemption expense reimbursement fees of 0.75% may be imposed on the purchase or redemption of Fund shares. Payment of such fees reflected in the dollar amounts above are paid in cash. This adjustment is not a sales charge. It is kept in the Fund for the benefit of all shareholders. The purpose of the adjustment is to prevent the performance of the Fund from being adversely affected by the transaction costs created by the investment of cash received by the Fund or the sale of securities to obtain cash.

5.      ILLIQUID AND SPECIAL SITUATION SECURITIES:

        The Fund may not invest more than 15% of its net assets in illiquid securities. The following securities have been determined by the Manager to be illiquid because they are restricted or there is an exceptionally low trading volume in the primary trading market for the security at December 31, 1997:

                                                      ACQUISITION                 12/31/97       VALUE           % OF TOTAL
                                                          DATE        SHARES    MARKET VALUE   PER SHARE       COST    NET ASSETS
                Global Telesystems Group, Inc.          06/17/94        9,152    $  179,118     $ 19.57      $ 98,177      0.07%
                Hemaraj Land and Development
                    Public Company Ltd.                 07/07/97      213,400       220,601        1.03       717,896      0.09
                Kepler Weber S.A.                       02/10/95        9,400        38,238        4.07       122,544      0.01
                Pepsi International Bottlers            12/27/95        9,000       783,000       87.00         9,000      0.30
                Regional Container Lines                05/11/95      188,700       153,628        0.81     1,045,287      0.06
                Telec de Creara S.A.                    04/17/97    1,293,081       521,380        0.40       539,186      0.20
                                                                                ------------                             -------
                                                                                $ 1,895,965                                0.73%
                                                                                =============                            =======

        In addition, certain of the foreign currency holding of the Fund at December 31, 1997, may be illiquid because conversion to U.S. dollars could take more than seven days.

The Montgomery Funds II
Notes to Financial Statements (Unaudited)
(continued)

        The securities shown in the table below were held by the Fund on December 31, 1997 and are generally unrestricted securities for which reliable market prices can be established. These securities are valued at their market prices. However, because the process of re-registering foreign securities in the Fund's name can take more than seven days, the following shares of each of these securities were deemed restricted or illiquid in the hands of the Fund at December 31, 1997. The Fund bears the cost of re-registering these securities.

                                                      ACQUISITION                 12/31/97       VALUE                  % OF TOTAL
                SECURITY                                  DATE        SHARES    MARKET VALUE   PER SHARE       COST     NET ASSETS
                Bajaj Auto, Ltd.                        10/24/97       30,075    $   464,168     $ 15.43    $   500,683     0.18%
                Castrol (India) Ltd.                    06/17/97        1,841         34,988       19.00         26,628     0.01
                Fauji Fertilizer Company Ltd.           10/20/97      469,000        897,906        1.91      1,045,728     0.35
                Hindustan Lever Ltd.                    06/02/97          150          5,294       35.29          4,853     0.00#
                Hindustan Petroleum
                     Corporation Ltd.                   06/11/97        8,400        103,821       12.36        107,170     0.04
                Housing Development and Finance
                     Corporation                        02/05/96          600         47,105       78.51         44,143     0.02
                ITC Ltd.                                12/19/97      120,000      1,893,367       15.78      1,828,933     0.73
                Kirloskar Cummins Ltd.                  09/15/97       50,000        605,867       12.12        730,037     0.23
                Madras Cement Ltd.                      10/23/97        1,800        210,077      116.77        403,209     0.08
                Mahanagar Telephone Nigam, Ltd.         07/11/97        1,000          6,582        6.58          8,155     0.00#
                Oil and Natural Gas Corporation Ltd.    09/19/97        2,248         16,344        7.27         21,908     0.01
                Pakistan State Oil                      12/24/97      119,660      1,018,329        8.51      1,114,894     0.39
                State Bank of India                     03/26/96          150            930        6.20          1,008     0.00#
                Tata Engineering and Locomotive
                     Company, Ltd.                      05/06/96           63            476        7.56            876     0.00#
                                                                                 -----------                               ------
                                                                                 $ 5,305,254                                2.04%
                                                                                 ===========                               ======

----------------------------
        #       Amount represents less than 0.01%.

6.      FOREIGN SECURITIES:

        The Fund purchases securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

7.      EQUITY SWAP AGREEMENTS:

        The Fund has entered into equity swap agreements with Robert Flemings & Co. Limited, London ("Flemings"), with respect to the holdings of foreign equity securities. Pursuant to these agreements, the Fund pays Flemings a swap fee in cash, equal to a fixed percentage based on a notional amount equal to the Fund's acquisition cost for the underlying security. Additionally, the Fund will make semi-annual floating rate payments to Flemings equal to the six-month LIBOR and any capital depreciation on the underlying security. Flemings will make semi-annual payments to the Fund equal to any capital appreciation and any dividends received on the underlying security. There were no equity swap agreements open at December 31, 1997.

8.      CHANGE OF CONTROL OF MANAGER:

        On March 25, 1997, Montgomery Securities, the Manager and CAM Acquisition LLC ("CAM"), a newly organized subsidiary of Commerzbank Aktiengesellschaft, entered into an agreement providing for the transfer of substantially all the assets comprising the Manager's business to CAM. On June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with CAM (renamed Montgomery Asset Management, LLC) that became effective upon the closing of the Manager's transaction with CAM. Such transaction closed on July 31, 1997.

The Montgomery Funds II
Notes to Financial Statements (Unaudited)
(continued)

9.      RESULTS OF VOTING AT SPECIAL SHAREHOLDERS' MEETING:

        A special meeting of the Fund's shareholders was held on June 23, 1997. The results of votes taken among shareholders on proposals before them are listed below:

        PROPOSAL 1

        For the approval of the new Investment Management Agreement between the Fund and CAM Acquisition, LLC ("New Montgomery") pursuant to which New Montgomery will act as adviser with respect to the assets of the Fund, to become effective upon the closing of the transaction by which substantially all the assets of Montgomery Asset Management, L.P. will be acquired by New Montgomery, a subsidiary of Commerzbank AG.

                VOTING RESULT         # OF SHARES VOTED       % OF SHARES VOTED
                For                     5,386,379.680             100.000
                Against                         0.000               0.000
                Abstained                       0.000               0.000

                TOTAL                   5,386,379.680             100.000

        PROPOSAL 2

        For the approval of authority for the Board of Trustess to approve any future conversion of the Fund to a feeder fund in a master/feeder fund structure.

                [PROPOSAL NOT SUBMITTED FOR A VOTE AT THE MEETING.]

        PROPOSAL 3

        For the approval of certain changes to the fundamental investment restrictions of the Fund, as described in the proxy statement.

                [PROPOSAL NOT SUBMITTED FOR A VOTE AT THE MEETING.]